                   PUTNAM HARTFORD CAPITAL ACCESS VARIABLE ANNUITY
                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED JULY 2, 1998
                  FOR THE PUTNAM HARTFORD CAPITAL ACCESS VARIABLE ANNUITY



The following new fund and sub-account should be inserted into the table on the first page of the prospectus, between Putnam OTC & Emerging Growth Sub-Account and Putnam U.S. Government & High Quality Bond Sub-Account:

Putnam Research Sub-Account        -    shares of Class IB of Putnam VT Research
                                        Fund of Putnam Variable Trust

The table and accompanying footnotes under the section entitled "Annual Fund Operating Expenses" should be deleted and replaced with the following language:

                           ANNUAL FUND OPERATING EXPENSES
                    (as percentage of average annual net assets)

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                                                                                                                     Total Fund
                                                                                                                      Operating
                                                                                     Other                         Expenses (after
                                                               Management       Expenses (after     12b-1 Fees     any fee waivers
                                                            Fees (after any       any expense       (after any       and expense
                                                              fee waivers)      reimbursement)     waivers)(1)     reimbursement)
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
 Putnam VT Asia Pacific Growth Fund                              0.80%               0.27%            0.15%             1.22%
 Putnam VT Diversified Income Fund                               0.69%               0.11%            0.15%             0.95%
 Putnam VT The George Putnam Fund of Boston (2)(3)               0.49%               0.36%            0.15%             1.00%
 Putnam VT Global Asset Allocation Fund                          0.66%               0.11%            0.15%             0.92%
 Putnam VT Global Growth Fund                                    0.60%               0.15%            0.15%             0.90%
 Putnam VT Growth and Income Fund                                0.47%               0.04%            0.15%             0.66%
 Putnam VT Health Sciences Fund (2)(3)                           0.56%               0.34%            0.15%             1.05%
 Putnam VT High Yield Fund                                       0.66%               0.06%            0.15%             0.87%
 Putnam VT International Growth Fund (2)(3)                      0.73%               0.47%            0.15%             1.35%
 Putnam VT International Growth and Income Fund (2)(3)           0.80%               0.32%            0.15%             1.27%
 Putnam VT International New Opportunities Fund (2)(3)           0.92%               0.68%            0.15%             1.75%
 Putnam VT Investors Fund                                        0.52%               0.33%            0.15%             1.00%
 Putnam VT Money Market Fund                                     0.45%               0.09%            0.15%             0.69%
 Putnam VT New Opportunities Fund                                0.58%               0.05%            0.15%             0.78%

 Putnam VT New Value Fund (2)                                    0.70%               0.15%            0.15%             1.00%
 Putnam VT OTC & Emerging Growth Fund (2)(3)                     0.56%               0.34%            0.15%             1.05%
 Putnam VT Research Fund(2)                                      0.37%               0.48%            0.15%             1.00%
 Putnam VT U.S. Government and High Quality Bond Fund            0.61%               0.08%            0.15%             0.84%
 Putnam VT Utilities Growth and Income                           0.67%               0.07%            0.15%             0.89%
 Putnam VT Vista Fund (2)                                        0.65%               0.22%            0.15%             1.02%
 Putnam VT Voyager Fund                                          0.54%               0.05%            0.15%             0.74%
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

(1) The Class IB 12b-1 plans provide for payments by each fund to Putnam Mutual Funds at the annual rate of up to 0.35%. The Trustees currently limit 12b-1 payments on Class IB shares to 0.15% of average net assets.

(2) In order to limit the expenses of Putnam VT The George Putnam Fund of Boston, Putnam VT Health Sciences Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT New Vlalue Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund and Putnam VT Vista Fund during their start-up periods, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the funds) through December 31, 1998, to the extent that expenses of the funds (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses, and payments under the funds' distribution plan with respect to class IB shares) would exceed the annual rate of 0.85%. 0.90%, 1.20%, 1.20%, 1.60%, 0.85%, 1.10%,
     0.90% and 1.05%, respectively, of the funds' average net assets.

(3) After expense limitation. The "Management Fees," "12b-1Fees," and "Other Expenses" shown in the table reflect an expense limitation. In the absence of an expense limitation, "Management Fees," "Other Expenses", "12b-1 Fees," and "Total Fund Operating Expenses" would have been:


------------------------------------------------------------------------------------------------
                                                                                     Total Fund
                                                  Management     Other       12b-1    Operating
                                                     Fees      Expenses       Fees    Expenses
------------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston +        0.65%       0.36%       0.15%    1.16%
 Putnam VT Health Sciences Fund +                    0.70%       0.34%       0.15%    1.19%
 Putnam VT Internal Growth Fund +                    0.80%       0.47%       0.15%    1.42%
 Putnam VT International New Opportunity Fund        1.20%       0.68%       0.15%    2.03%
 Putnam VT Investors Fund +                          0.65%       0.33%       0.15%    1.13%
 Putnam VT OTC & Emerging Growth Fund +              0.70%       0.34%       0.15%    1.19%
 Putnam VT Research Fund +                           0.65%       0.48%       0.15%    1.28%
------------------------------------------------------------------------------------------------

     +Estimated "Management Fees," "Other expenses" and "Total Fund Operating
                                     Expenses".

The table in the section entitled "Example" should be replaced with the following:

EXAMPLE


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                                  If you surrender your Contract at the end of the  If you annuitize your Contract at the end of
                                  applicable time period, you would pay the         the applicable time period, you would pay the
                                  following expenses on a $1,000 investment,        following expenses on a $1,000 investment,
                                  assuming a 5% annual return on assets:            assuming a 5% annual return on assets:
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Sub-Account                          1 year    3 years      5 years      10 years     1 year    3 years     5 years       10 years
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
 Putnam Asia Pacific Growth              $28        $87         $149           $305       $28       $87         $148            $305
 Putnam Diversified Income                26         79          135            278        25        78          134             277
 The George Putnam Fund                   26         81          N/A            N/A        26        80          N/A             N/A
 Putnam Global Asset Allocation           25         78          134            275        25        78          133             274
 Putnam Global Growth                     25         78          132            273        25        77          132             272
 Putnam Growth and Income                 23         70          120            248        22        69          119             247
 Putnam Health Sciences                   27         82          N/A            N/A        26        81          N/A             N/A
 Putnam High Yield                        25         77          131            270        24        76          130             269
 Putnam International Growth              30         91          155            318        29        91          155             317
 Putnam International Growth and                                                                                                 309
  Income                                  29         89          151            310        28        88          151
 Putnam International New
  Opportunities                           34        103          175            356        33       103          175             356
 Putnam Investors                         26         81          N/A            N/A        26        80          N/A             N/A
 Putnam Money Market                      23         71          122            251        22        70          121             251
 Putnam New Opportunities                 24         74          126            261        23        73          126             260
 Putnam New Value                         26         81          138            283        26        80          137             282
 Putnam OTC & Emerging Growth             27         82          N/A            N/A        26        81          N/A             N/A
 Putnam Research                          26         81          N/A            N/A        26        80          N/A             N/A
 Putnam U.S. Government and High
  Quality Bond                            25         76          129            267        24        75          129             266
 Putnam Utilities Growth and
  Income                                  25         77          132            272        24        77          131             271
 Putnam Vista                             26         81          139            285        26        81          138             285
 Putnam Voyager                           24         73          124            257        23        72          124             256
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

Delete the paragraph under the section entitled "WHAT ARE THE INVESTMENTS OPTIONS AVAILABLE UNDER THE CONTRACT?" and replace it with the following language:

The investment options underlying the Contracts are the Class IB shares of Putnam Variable Trust are available under the Contracts: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International

New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund, and such other funds as shall be offered from time to time (the "Funds"). (See "The Funds," page ____.) With certain limitations, Contract Owners may allocate their Premium Payments and Contract Values to one or a combination of Sub-Accounts which invest in these investment options, and may transfer among the corresponding Sub-Accounts. (See "Sub-Account Value Transfers Before and After the Annuity Commencement Date," page ____.)

The following language should be added between the paragraph entitled "Putnam VT OTC & Emerging Growth Fund" and the paragraph entitled "Putnam VT U.S. Government and High Quality Bond Fund in the section entitled "The Funds":

PUTNAM VT RESEARCH FUND

Seeks capital appreciation by investing primarily in common stocks recommended by Putnam Investment Management, Inc. ("Putnam Management"), as having the greatest potential for capital appreciation.

Under the section entitled "The Funds" delete the fifth paragraph from the bottom of the section and replace it with the following:

Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Under the section entitled "Distribution of the Funds" delete the second sentence of the second paragraph and replace with the following language:

HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD.

HV-
333-50465